(9) SECTOR FINANCIAL ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		R$ 605,681	R$ 1,031,201	R$ 731,447
Approved		388,092	476,956	(214,104)
Total		993,775	1,508,156	517,341
Operating revenue, Constitution		667,128	1,088,148
Operating revenue, Realization		(1,269,589)	119,768
Finance result (income/expense), Monetary adjustment		88,079	80,240
Receipt Tariff flag			(297,340)
Current assets		1,093,588	1,330,981	210,834
Noncurrent assets		2,748	223,880	355,003
Current liabilities				(40,111)
Noncurrent liabilities		(102,561)	(46,703)	(8,385)
Deferred Tariff Costs And Gains Variations ("Parcel A") [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	[1]	891,247	1,306,751	924,943
Approved	[1]	497,977	592,281	(235,916)
Total	[1]	1,389,225	1,899,031	689,026
Operating revenue, Constitution	[1]	753,571	1,416,031
Operating revenue, Realization	[1]	(1,367,194)	656
Finance result (income/expense), Monetary adjustment		103,815	90,658
Receipt Tariff flag	[1]		(297,340)
Energy Development Account - CDE [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	[2]	1,277	208,156	(235,901)
Approved	[2]	118,083	(7,275)	(263,520)
Total	[2]	119,360	200,881	(499,422)
Operating revenue, Constitution	[2]	50,609	352,202
Operating revenue, Realization	[2]	(149,085)	358,731
Finance result (income/expense), Monetary adjustment		16,954	(10,630)
Receipt Tariff flag	[2]
Electric Energy Cost [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		294,291	586,027	1,625,759
Approved		180,446	634,599	(18,280)
Total		474,737	1,220,626	1,607,479
Operating revenue, Constitution		130,313	416,476
Operating revenue, Realization		(925,376)	(599,527)
Finance result (income/expense), Monetary adjustment		49,173	93,538
Receipt Tariff flag			(297,340)
System Service Charge (ESS) And Reserve Energy Charge (EER) [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	[3]	(341,381)	(562,800)	(974,091)
Approved	[3]	(301,275)	(450,230)	(167,048)
Total	[3]	(642,656)	(1,013,030)	(1,141,139)
Operating revenue, Constitution	[3]	(441,381)	(686,829)
Operating revenue, Realization	[3]	857,459	878,350
Finance result (income/expense), Monetary adjustment		(45,704)	(63,412)
Receipt Tariff flag	[3]
Proinfa [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		881	246	(610)
Approved		23,361	3,129	(17,961)
Total		24,242	3,375	(18,572)
Operating revenue, Constitution		43,537	8,456
Operating revenue, Realization		(24,907)	13,411
Finance result (income/expense), Monetary adjustment		2,236	80
Receipt Tariff flag
Basic Network Charges [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		180,686	36,256	(20,163)
Approved		7,967	23,526	23,387
Total		188,654	59,782	3,224
Operating revenue, Constitution		180,488	69,335
Operating revenue, Realization		(55,344)	(16,318)
Finance result (income/expense), Monetary adjustment		3,728	3,540
Receipt Tariff flag
Pass Through From Itaipu [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		848,587	1,141,254	959,518
Approved		542,747	465,184	125,860
Total		1,391,334	1,606,438	1,085,378
Operating revenue, Constitution		902,954	1,222,806
Operating revenue, Realization		(1,200,945)	(781,341)
Finance result (income/expense), Monetary adjustment		82,886	79,596
Receipt Tariff flag
Transmission From Itaipu [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		29,275	31,784	7,802
Approved		18,763	12,439	7,806
Total		48,038	44,222	15,608
Operating revenue, Constitution		37,098	38,876
Operating revenue, Realization		(35,857)	(11,909)
Finance result (income/expense), Monetary adjustment		2,575	1,648
Receipt Tariff flag
Neutrality Of Industry Charges [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		9,636	(40,763)	32,566
Approved		(34,324)	(8,370)	112,084
Total		(24,688)	(49,133)	144,651
Operating revenue, Constitution		(42,280)	(81,435)
Operating revenue, Realization		67,696	(110,305)
Finance result (income/expense), Monetary adjustment		(971)	(2,044)
Receipt Tariff flag
Overcontracting [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		(132,005)	(93,409)	(469,937)
Approved		(57,791)	(80,721)	(38,244)
Total		(189,796)	(174,130)	(508,181)
Operating revenue, Constitution		(107,768)	76,143
Operating revenue, Realization		99,164	269,565
Finance result (income/expense), Monetary adjustment		(7,062)	(11,657)
Receipt Tariff flag
Other Financial Components [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		(285,566)	(275,550)	(193,496)
Approved		(109,885)	(115,325)	21,812
Total		(395,451)	(390,875)	R$ (171,685)
Operating revenue, Constitution		(86,443)	(327,883)
Operating revenue, Realization		97,605	119,112
Finance result (income/expense), Monetary adjustment		R$ (15,737)	(10,419)
Receipt Tariff flag

[1]	Deferred tariff costs and gains variations from Parcel "A" items
[2]	Energy Development Account CDE
[3]	System Service Charge (ESS) and Reserve Energy Charge (EER)